Audited Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares		Subscription receivable	Additional paid-in capital	Retained earnings (Accumulated deficit)	Accumulated other comprehensive income/(loss)	Total attributable to the shareholders of the Company	Non- controlling interests	Total
Balance at Dec. 31, 2022				$ (319,872)	$ 1,464,959	$ (591,544)	$ 9,570	$ 563,113	$ (462,430)	$ 100,683
Balance (in Shares) at Dec. 31, 2022	[1]	167
Net Profit (loss)						130,193		130,193	(21,775)	108,418
Foreign currency translation adjustment							(16,858)	(16,858)	(5,846)	(22,704)
Settlement of Subscription receivable				192,308				192,308		192,308
Issuance of shares					2,866,856			2,866,856		2,866,856
Issuance of shares (in Shares)	[1]	2
Balance at Dec. 31, 2023				(127,564)	4,331,815	(461,351)	(7,288)	3,735,612	(490,051)	3,245,561
Balance (in Shares) at Dec. 31, 2023	[1]	169
Net Profit (loss)						(524,643)		(524,643)	50,542	(474,101)
Foreign currency translation adjustment							26,163	26,163	6,366	32,529
Reverse Capitalization					(6,028,690)			(6,028,690)		(6,028,690)
Settlement of Subscription receivable				127,564				127,564		127,564
Remeasurement of share based compensation					(2,766,856)			(2,766,856)		(2,766,856)
Issuance of shares under ELOC				(204,000)	4,586,236			4,382,236		4,382,236
Issuance of shares under ELOC (in Shares)	[1]	211
Balance at Dec. 31, 2024				(204,000)	122,505	(985,994)	18,875	(1,048,614)	(433,143)	$ (1,481,757)
Balance (in Shares) at Dec. 31, 2024		380	[1]							380	[2]
Net Profit (loss)						9,879,408		9,879,408	(150,685)	$ 9,728,723
Foreign currency translation adjustment							(161,946)	(161,946)	(60,998)	(222,944)
Issuance of shares under ELOC					12,620,494			12,620,494		12,620,494
Issuance of shares under ELOC (in Shares)	[1]	141,661
Issuance of shares under conversion				204,000	4,860,427			5,064,427		5,064,427
Issuance of shares under conversion (in Shares)	[1]	58,424
Issuance of shares for business acquisition					257,500			257,500		257,500
Issuance of shares for business acquisition (in Shares)	[1]	42
Issuance of shares for share-based compensation to consultant					20,250			20,250		20,250
Issuance of shares for share-based compensation to consultant (in Shares)	[1]	50
Issuance of shares for warrant exercise
Issuance of shares for warrant exercise (in Shares)	[1]	40,065
Balance at Dec. 31, 2025					$ 17,881,176	$ 8,893,414	$ (143,071)	$ 26,631,519	$ (644,826)	$ 25,986,693
Balance (in Shares) at Dec. 31, 2025		240,622	[1]							240,622	[2]

[1]	The shares as presented have been adjusted retrospectively for Reverse Share Splits effected in February 2025 of 1 share for every 20 existing shares issued, in May 2025 of 1 share for every 10 existing share issued, in August 2025 of 1 share for every 5 shares issued, in December 2025 of 1 share for every 5 shares issued, in January 2026 of 1 share for every 3 shares issued and in March 2026 of 1 share for every 4 shares issued respectively.
[2]	The shares as presented have been adjusted retrospectively for Reverse Share Splits effected in February 2025 of 1 share for every 20 existing shares issued, in May 2025 of 1 share for every 10 existing share issued, in August 2025 of 1 share for every 5 shares issued, in December 2025 of 1 share for every 5 shares issued, in January 2026 of 1 share for every 3 shares issued and in March 2026 of 1 share for every 4 shares issued respectively.